Intangible Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible Assets
17	INTANGIBLE ASSETS
The movement in intangible assets and the related accumulated amortization as of December 31, 2018, 2019 and 2020 is as follows:

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Land use rights	Other assets	Total
At January 1, 2018
Cost	193,862	110,486	879,289	100,640	66,301	400,429	13,288	51,983	1,816,278
Accumulated amortization and impairment	(77,058)	(45,386)	(351,062)	(66,375)	(48,677)	(283,696)	—	(3,954)	(876,208)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070

Net initial cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070
Additions	—	—	23,803	—	3,267	68,544	—	5,067	100,681
Capitalization of interest	—	—	3,361	—	—	—	—	—	3,361
Desconsolidation, net	(20,086)	—	(20,716)	—	(10,153)	—	—	(219)	(51,174)
Transfers from assets under construction	—	—	—	—	199	—	—	(199)	—
Derecognition - cost	—	—	(16)	—	(1,941)	(4,126)	—	—	(6,083)
Amortization	—	—	(50,776)	(7,996)	(5,834)	(41,930)	—	(5,536)	(112,072)
Translations adjustments	(3,430)	(4,301)	199	(303)	830	—	—	272	(6,733)

Net final cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050

At December 31, 2018
Cost	170,346	106,185	885,915	100,337	22,565	464,847	13,288	55,131	1,818,614
Accumulated amortization and impairment	(77,058)	(45,386)	(401,833)	(74,371)	(18,573)	(325,626)	—	(7,717)	(950,564)

Net cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Land use rights	Other assets	Total
At January 1, 2019
Cost	170,346	106,185	885,915	100,337	22,565	464,847	13,288	55,131	1,818,614
Accumulated amortization and impairment	(77,058)	(45,386)	(401,833)	(74,371)	(18,573)	(325,626)	—	(7,717)	(950,564)

Net cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050

Net initial cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050
Additions	—	—	26,645	—	5,016	102,022	—	5,212	138,895
Capitalization of interest expenses	—	—	2,725	—	—	—	—	802	3,527
Transfers from assets under construction	—	—	—	—	672	—	—	(672)	—
Derecognition - net	(930)	(8,358)	—	(11,665)	(2,015)	—	—	(2,996)	(25,964)
Amortization	—	—	(50,102)	(3,682)	(7,529)	(43,552)	—	(2,634)	(107,499)
Impairment loss	(33,089)	—	(3,213)	—	—	—	(2,468)	—	(38,770)
Impairment reversal	—	20,676	—	—	—	—	—	—	20,676
Translations adjustments	(1,902)	(2,422)	(16,187)	(10,118)	21,251	(3,717)	—	8,407	(4,688)

Net final cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227

At December 31, 2019	—	—	—	—	—	—	—	—	—
Cost	93,887	73,836	710,290	72,810	63,278	558,530	13,288	113,057	1,698,976
Accumulated amortization and impairment	(36,520)	(3,141)	(266,340)	(72,309)	(41,891)	(364,556)	(2,468)	(57,524)	(844,749)

Net cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Land use rights	Other assets	Total
At January 1, 2020
Cost	93,887	73,836	710,290	72,810	63,278	558,530	13,288	113,057	1,698,976
Accumulated amortization and impairment	(36,520)	(3,141)	(266,340)	(72,309)	(41,891)	(364,556)	(2,468)	(57,524)	(844,749)

Net cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227

Net initial cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227
Additions	—	—	4,412	—	1,526	37,994	—	6,473	50,405
Capitalization of interest expenses	—	—	—	—	—	—	—	1,105	1,105
Transfers from assets under construction	—	—	—	—	(64)	(25)	—	—	(89)
Derecognition - net	—	—	—	—	(492)	—	—	—	(492)
Amortization	—	—	(52,408)	—	(6,037)	(36,942)	—	(3,234)	(98,621)
Translations adjustments	1,579	7,810	—	22	201	—	—	—	9,612
Reclassifications	—	(84)	(24,157)	—	74	—	—	10	(24,157)

Net final cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990

At December 31, 2020
Cost	95,466	81,562	690,545	77,542	63,871	596,499	13,288	120,645	1,739,418
Accumulated amortization and impairment	(36,520)	(3,141)	(318,748)	(77,019)	(47,276)	(401,498)	(2,468)	(60,758)	(947,428)

Net cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990

a)	Goodwill
Management reviews the results of its businesses on the basis of the type of economic activity carried on. As of December 31, the goodwill of the cash-generating units (CGUs) is distributed as follows:

	2018	2019	2020
Engineering and construction	71,621	36,632	38,211
Electromechanical	20,737	20,735	20,735
IT equipment and services	930	—	0

	93,288	57,367	58,946

As a result of management’s annual impairment tests on goodwill, the recoverable amount of cash-generating units was determined on the basis of the greater their value in use and fair value less disposal costs. The value in use was determined on the basis of expected future cash flows generated by the evaluation of CGUs.
As a result of these evaluations, in 2020, no impairment was identified. In 2019, an impairment was identified in Morelco S.A.S. for S/33 million and Adexus S.A. for S/0.9 million. Through the subsidiary Cumbra Peru S.A., the loss due to deterioration in Morelco was generated by the decrease in expected flows as a result of the reduction in the contracting of new projects during the year (“Backlog”). Additionally, the Company impaired the value of goodwill in Adexus, because the subsidiary submitted a request for bankruptcy reorganization at the Justice Court of Chile, according to Law 20.720 (Note 36).
In 2018, no provision for impairment was recorded.
The main assumptions used by the Corporation to determine fair value less disposal costs and value in use are as follows:

	Engineering and construction	Electro- mechanical
	%	%
2018
Gross margin	12.67%	7.63%
Terminal growth rate	3.00%	2.00%
Discount rate	12.55%	11.44%
2019
Gross margin	12.43%	8.86%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	11.40%
2020
Gross margin	12.50%	9.36%
Terminal growth rate	3.00%	2.00%
Discount rate	11.06%	11.77%
These assumptions have been used for the analysis of each CGUs for a period of 5 years.
Management determines budgeted gross margins based on past results and market development expectations. Average growth rates are consistent with those prevailing in the industry. The discount rates used are pre-tax
or
post-tax,
as applicable, and reflect the specific risks associated with the CGUs evaluated.

b)	Trademarks
This item mainly includes the brands acquired in the business combination processes with Vial y Vives S.A.C. (S/75.4 million) in August 2013, Morelco S.A.S. (S/33.33 million) in December 2014 and Adexus S.A. (S/9.1 million) in August 2016. Management determined that the brands from Vial y Vives, Morelco and Adexus have indefinite useful lives; consequently, annual impairment tests are performed on these intangible assets as explained in paragraph a) above.
As a result of these evaluations, in 2020, no impairment was identified. In 2019, the Vial y Vives - DSD the brand impairment was reversed for S/20.7 million (equivalent to CLP4,782 million). Management considered that the market value of the brand has increased due to the increase of projects in execution and projects and award process.
Additionally, in 2019, the Company impaired the value of the Adexus brand, because the subsidiary submitted a request for bankruptcy reorganization before the courts of justice of Chile, under the law 20.720 of that country (Note 36). In 2018, no provision for impairment was recorded.
The main assumptions used by the Corporation to determine fair value less cost of sales are as follows:

	Engineering and construction
	Morelco	Vial y Vives- DSD
	%	%
2018
Average revenue growth rate	12.25%	19.58%
Terminal growth rate	3.00%	3.00%
Discount rate	12.55%	14.00%
2019
Average revenue growth rate	5.70%	19.58%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	14.12%
2020
Average revenue growth rate	7.60%	5.00%
Terminal growth rate	3.00%	2.10%
Discount rate	11.06%	13.16%

c)	Concessions
As of December 31, mainly include intangibles of Norvial S.A.:

	2019	2020
EPC Contract	62,319	54,506
Construction of the second tranch of the “Ancon- Huacho-Pativilca” highway	4,809	3,406
Cost of capitalized indebtedness at effective interest rates between 7.14% and 8.72%	950	—
Road improvement	14,449	12,922
Implementation for road safety	8,152	9,034
Work capitalization of second roadway	314,614	280,326
Disbursements for land adquisition	4,233	4,510
Other intangible assets contracted for the delivery process	7,477	5,026

Total Norvial S.A.	417,003	369,730
Other concessions	26,947	2,067

	443,950	371,797

Additionally, the reclassification presented includes S/21.8 million from Concesionaria Via Expresa Sur S.A. which was transferred to other accounts receivable (Note 13.e).

d)	Cost of well’s development
Through one of its subsidiaries, UNNA ENERGIA S.A., the Corporation operates and extracts oil from two fields (Lot I and Lot V) located in the province of Talara, in northern Peru. Both fields are operated under long-term service contracts in which the Corporation provides hydrocarbon extraction services to Perupetro. The expiration date of these contracts are December 2021 and October 2023 for Lot I and Lot V, respectively.
On December 10, 2014, the Peruvian State granted the subsidiary UNNA ENERGIA S.A. the right to exploit for 30 years the oil lots III and IV (owned by the Peruvian State - Perupetro) located in the Talara basin, Piura. The investment committed is estimated at US$400 million and corresponds to the drilling of 230 wells in Lot III and 330 wells in Lot IV. The drilling began in April 2015 in both lots.
As part of the Corporation’s obligations under the infrastructure, it is necessary to incur certain costs to prepare the wells located in Lots I, III, IV and V. These costs are capitalized as part of the intangible assets with a value of S/41 million during 2020 (S/108 million in 2019 and S/68 million in 2018), which includes the capitalization of the provision for dismantling wells and instalations in Lots I, III, IV and V, which during 2020 has not had a significant movement (S/36 million during 2019).
The lots are amortized on the basis of the useful lives of the wells (determined on the remaining terms for lots I and V and units produced for lots III and IV), until the term of contract with Perupetro.

e)	Amortization of intangible assets
Amortization of intangibles is broken down in the consolidated income statement as follows:

	2018	2019	2020
Cost of sales and services (Note 26)	101,378	101,810	94,483
Administrative expenses (Note 26)	7,293	5,689	4,138
(+) Amortization discontinued operations	3,401	—	—

	112,072	107,499	98,621